UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 97.78%	Shares	Value
	Administrative and Support Services - 4.04%
CTRP	Ctrip.com International Ltd. - ADR*^	6,000	$235,200
IILG	Interval Leisure Group, Inc.*^	200	2,912
ID	L-1 Identity Solutions, Inc.*	20,000	178,600
MANT	ManTech International Corporation - Class A*	82,000	4,004,060
			4,420,772
	Amusement, Gambling, and Recreation Industries - 0.37%
DIS	The Walt Disney Co.^	11,619	405,619

	Asset Management - 0.84%
URB/A CN	Urbana Corp. - Class A*	240,000	370,994
GROW	US Global Investors, Inc. - Class A^	48,000	474,720
WSDT	WisdomTree Investments, Inc.*^	24,000	70,800
			916,514
	Broadcasting (except Internet) - 5.33%
LBTYK	Liberty Global, Inc. - Series C*	100,707	2,909,425
SNI	Scripps Networks Interactive - Class A	65,000	2,882,750
SIRI	Sirius XM Radio, Inc.*^	46,000	40,043
			5,832,218
	Cable TV - 1.06%
TWC	Time Warner Cable, Inc.^	21,754	1,159,706

	Computer and Electronic Product Manufacturing - 5.81%
AAPL	Apple, Inc.*	5,000	1,174,650
EMC	EMC Corporation*	140,000	2,525,600
JDSU	JDS Uniphase Corporation*	45,000	563,850
NTAP	NetApp, Inc.*	45,000	1,465,200
QCOM	QUALCOMM Inc.	15,000	629,850
			6,359,150
	Credit Intermediation and Related Activities - 4.46%
AXP	American Express Company	10,000	412,600
BR	Broadridge Financial Solutions, Inc.	100,000	2,138,000
MA	Mastercard, Inc. - Class A^	6,000	1,524,000
NTRS	Northern Trust Corp.^	2,000	110,520
STT	State Street Corporation	4,000	180,560
TREE	Tree.com, Inc.*^	10,033	91,802
WU	The Western Union Company	25,000	424,000
			4,881,482
	Data Processing, Hosting and Related Services - 0.57%
ACXM	Acxiom Corporation*	30,150	540,891
CSGP	CoStar Group, Inc.*^	2,000	83,040
			623,931
	Defense - 2.45%
CACI	CACI International, Inc. - Class A*	55,000	2,686,750

	Educational Services - 0.39%
APOL	Apollo Group, Inc. - Class A*	2,000	122,580
EDU	New Oriental Education & Technology Group, Inc. - ADR*^	3,550	303,560
			426,140
	European Exchanges - 0.27%
DB1 GR	Deutsche Boerse AG	4,000	296,496

	Funds, Trusts, and Other Financial Vehicles - 0.20%
HHH	Internet HOLDRs Trust^	3,500	213,955

	Global Exchanges - 5.95%
388 HK	Hong Kong Exchanges & Clearing Limited	110,000	1,836,108
JSE SJ	JSE Limited	60,000	533,791
8697 JP	Osaka Securities Exchange Co., Ltd.	144	753,193
SGX SP	Singapore Exchange Limited	620,000	3,390,400
			6,513,492
	Holding Company - 6.03%
GBLB BB	Groupe Bruxelles Lambert S.A.	18,000	1,590,481
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	27
IEP	Icahn Enterprises LP	18,000	855,000
LUK	Leucadia National Corporation*	167,810	4,163,366
			6,608,874
	Hotels, Restaurants & Leisure - 0.61%
200 HK	Melco International Development Limited*	1,500,000	672,312

	Management of Companies and Enterprises - 0.19%
SATS	EchoStar Corporation - Class A*	10,000	202,800

	Motion Picture and Sound Recording Industries - 10.79%
DWA	DreamWorks Animation SKG, Inc. - Class A*	150,000	5,908,500
NFLX	Netflix, Inc.*^	1,000	73,740
SINA	SINA Corporation*	26,000	979,940
TWX	Time Warner, Inc.	86,666	2,710,046
WMG	Warner Music Group Corp.*	310,000	2,142,100
			11,814,326
	Nonstore Retailers - 4.01%
EBAY	eBay, Inc.*^	40,000	1,078,000
HSNI	HSN, Inc.*	200	5,888
IACI	IAC/InterActiveCorp*	60,740	1,381,228
OSTK	Overstock.com, Inc.*^	1,000	16,250
SOHU	Sohu.com Inc.*^	18,000	982,800
BID	Sotheby's^	30,000	932,700
			4,396,866
	Other Exchanges - 1.22%
ASX AU	ASX Ltd.	18,000	560,611
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	705,600
NZX NZ	NZX Ltd.*	48,000	65,466
			1,331,677
	Other Information Services - 7.04%
BIDU	Baidu.com, Inc. - ADR*	9,700	5,790,900
EXPE	Expedia, Inc.^	4,000	99,840
GOOG	Google Inc. - Class A*^	3,200	1,814,432
NTES	NetEase.com Inc. - ADR*	200	7,094
			7,712,266
	Performing Arts, Spectator Sports, and Related Industries - 0.00%
LYV	Live Nation Entertainment, Inc.*	294	4,263
			4,263
	Prepackaged Software - 0.67%
CHKP	Check Point Software Technologies Ltd.*^	21,000	736,260

	Professional, Scientific, and Technical Services - 9.06%
JRJC	China Finance Online Company - ADR*	10,000	78,400
CTSH	Cognizant Technology Solutions Corporation - Class A*	39,000	1,988,220
INFY	Infosys Technologies Limited - ADR^	30,000	1,765,500
ICGE	Internet Capital Group, Inc.*^	15,000	126,750
MWW	Monster Worldwide, Inc.*^	2,000	33,220
MCO	Moody's Corporation^	4,000	119,000
PCLN	Priceline.com Incorporated*^	500	127,500
RBA	Ritchie Bros. Auctioneers, Incorporated^	162,000	3,487,860
SAPE	Sapient Corporation	20,000	182,800
UNTD	United Online, Inc.	10,000	74,800
VRSK	Verisk Analytics, Inc. - Class A*	4,000	112,800
V	Visa, Inc. - Class A^	20,000	1,820,600
			9,917,450
	Publishing Industries (except Internet) - 15.10%
SSP	The E.W. Scripps Company - Class A*^	898,065	7,588,649
MFE	McAfee, Inc.*	15,000	601,950
MSFT	Microsoft Corp.	15,000	439,050
RISK	Riskmetrics Group Inc.*^	5,700	128,877
ROVI	Rovi Corporation*	152,880	5,676,434
SYMC	Symantec Corporation*	30,000	507,600
WPO	The Washington Post Company - Class B	3,600	1,599,048
			16,541,608
	Rental and Leasing Services - 1.53%
CDCO	Comdisco Holding Company, Inc.*	194,400	1,671,840

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.83%
CLE LN	Climate Exchange PLC*	40,000	303,499
CME	CME Group, Inc.	7,300	2,307,603
CLST LN	Collins Stewart plc	4,000	5,341
ICE	IntercontinentalExchange Inc.*	13,000	1,458,340
LAB	LaBranche & Co. Inc.*	210,000	1,104,600
MKTX	MarketAxess Holdings, Inc.^	6,000	94,380
TLPR LN	Tullett Prebon plc	4,000	21,227
			5,294,990
	Special Purpose Entity - 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	0
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	5,366
			5,366
	Telecommunications - 2.84%
CHU	China Unicom (Hong Kong) Limited - ADR	159,793	1,781,692
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,345,000	508,548
2332 HK	Hutchison Telecommunications International Limited*	2,345,000	814,569
SNSH	Sunshine PCS Corporation - Class A*	149	4,470
			3,109,279
	U.S. Equity Exchanges - 1.97%
NDAQ	The Nasdaq OMX Group*	54,470	1,150,407
NYX	NYSE Euronext	34,000	1,006,740
			2,157,147
	Warehousing and Storage - 0.15%
IRM	Iron Mountain Incorporated^	6,000	164,400

	TOTAL COMMON STOCKS (cost $69,408,397 )		107,077,949

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0
	TOTAL ESCROW NOTES (cost $0 )		0

	RIGHTS - 1.34%	Shares
	Rental and Leasing Services - 1.34%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#*^	12,240,699	1,468,884
	TOTAL RIGHTS (cost $3,253,775)		1,468,884

	SHORT-TERM INVESTMENTS - 1.88%
	Money Market Funds - 1.88%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	2,062,143	2,062,143
	TOTAL SHORT-TERM INVESTMENTS (cost $2,062,143)		2,062,143

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 16.16%
	Investment Companies - 16.16%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.24%b	17,701,938	17,701,938
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $17,701,938)		17,701,938

	TOTAL INVESTMENTS - 117.16%
	(cost $92,426,253)(a)		$128,310,914

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2010. Total loaned securities had a market value of $17,061,446 at March 31, 2010.
#	- Contingent value right (contingent upon profitability of company).
+	- Security is considered illiquid. The aggregate value of such securities is $5,366 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 94,229,025
	Gross unrealized appreciation		46,352,206
	Gross unrealized depreciation		(12,270,317)
	Net unrealized appreciation	$ 34,081,889

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3		Total
Common Stocks	$107,072,583	$—	$5,366	(1)	$107,077,949
Escrow Notes	—	—	—	*	—
Convertible Bonds	—		—		—
Rights	1,468,884	—	—		1,468,884
Short-Term Investments	2,062,143	—	—		2,062,143
Investments Purchased with the Cash
Proceeds from Securities Lending	17,701,938	—	—		17,701,938
Total Investments in Securities	$128,305,548	$—	$5,366		$128,310,914

*Amount is less than $0.50.

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investment in the following industry:
Special Purpose Entity……………………………………………………………….	$5,366

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,366
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of March 31, 2010	$5,366

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 99.21%	Shares	Value
	Asset Management - 1.91%
8739 JP	SPARX Group Co., Ltd.*	800	$101,144

	Banks - 4.09%
COMPARTO MM	Banco Compartamos SA de CV	8,000	45,106
BCH	Banco de Chile - ADR^	1,000	57,860
8309 JP	Chuo Mitsui Trust Holdings, Inc.	15,000	56,316
8053 JP	Sumitomo Corp.	5,000	57,493
			216,775
	Beverage and Tobacco Product Manufacturing - 0.67%
SMCB PM	San Miguel Corporation - Class B	21,700	35,295

	Capital Goods - 4.57%
8001 JP	ITOCHU Corporation	6,000	52,562
8002 JP	Marubeni Corporation	8,500	52,824
8058 JP	Mitsubishi Corporation	2,250	58,963
8031 JP	Mitsui & Co., Ltd.	3,500	58,814
2768 JP	Sojitz Corporation	10,000	19,360
			242,523
	Chemical Manufacturing - 12.15%
GSK	GlaxoSmithKline plc - ADR	4,500	173,340
MRK GR	Merck KGaA	500	40,520
SNY	Sanofi-Aventis - ADR	4,500	168,120
SHPGY	Shire PLC - ADR	2,000	131,920
SQM	Sociedad Quimica y Minera de Chile SA - ADR	2,000	74,780
SYT	Syngenta AG - ADR	1,000	55,510
			644,190
	Computer and Electronic Product Manufacturing - 3.94%
MR	Mindray Medical International Limited - ADR	2,300	83,766
8199 HK	Shandong Weigao Group Medical Polymer Company Limited - Class H	30,000	125,189
			208,955
	Construction - 0.09%
KWG GR	KHD Humboldt Wedag International Ltd.	571	4,901

	Consumer Retailing - 2.32%
BRKQF	The Brick Group Income Fund - Class A*	49,500	122,818

	Credit Intermediation and Related Activities - 4.33%
8511 JP	Japan Securities Finance Co., Ltd.	12,000	88,181
8512 JP	Osaka Securities Finance Co. Ltd.	11,800	24,360
8403 JP	The Sumitomo Trust and Banking Co., Ltd.	20,000	117,232
			229,773
	Crop Production - 3.70%
CRESY	Cresud S.A.C.I.F.y A. - ADR	3,590	50,045
KWS GR	KWS Saat AG	300	51,663
VT CN	Viterra, Inc.*	10,000	94,422
			196,130
	Diversified Financials - 0.99%
8601 JP	Daiwa Securities Group Inc.	10,000	52,626

	Energy - 0.31%
MAU FP	Establissements Maurel et Prom	1,000	16,269

	Food & Staples Retailing - 0.54%
CA FP	Carrefour SA	600	28,919

	Food and Beverage Stores - 0.37%
TSCO LN	Tesco plc	3,000	19,824

	Food Manufacturing - 3.14%
BARN SW	Barry Callebaut AG	100	64,586
CPF TB	Charoen Pokphand Foods Public Company Limited	100,000	46,389
MEW-U CN	Menu Foods Income Fund - UT*	8,040	22,165
2897 JP	Nissin Foods Holdings Co., Ltd.	1,000	33,640
			166,780
	Food Services and Drinking Places - 0.72%
JFC PM	Jollibee Foods Corporation	17,700	23,109
LIQ-U CN	Liquor Stores Income Fund	870	14,819
			37,928
	Funds, Trusts, and Other Financial Vehicles - 4.64%
GAPFF	Groupe Aeroplan, Inc.	7,100	74,450
JAARF	Jazz Air Income Fund	11,775	51,127
AFK	Market Vectors Africa Index ETF	1,000	31,500
VNM	Market Vectors Vietnam Index ETF	1,000	25,160
1615 JP	TOPIX Banks ETF	40,000	63,750
			245,987
	Global Exchanges - 2.44%
BURSA MK	Bursa Malaysia Bhd	22,700	54,697
8697 JP	Osaka Securities Exchange Co., Ltd.	10	52,305
PSE PM	Philippine Stock Exchange, Inc.	3,200	22,306
			129,308
	Heavy and Civil Engineering Construction - 1.98%
1186 HK	China Railway Construction Corp. - Class H	50,000	61,629
390 HK	China Railway Group Ltd. - Class H*	60,000	43,275
			104,904
	Machinery - 1.33%
1766 HK	China South Locomotive and Rolling Stock Corporation Limited - Class H	90,000	70,593

	Management of Companies and Enterprises - 1.88%
656 HK	Fosun International	125,000	99,977

	Merchant Wholesalers, Durable Goods - 1.26%
HEI GR	HeidelbergCement AG	502	28,003
HOLN VX	Holcim Ltd.*	250	18,636
LG FP	Lafarge SA	285	20,055
			66,694
	Merchant Wholesalers, Nondurable Goods - 3.25%
AWB AU	AWB Limited*	75,000	65,727
NOBL SP	Noble Group Limited	15,000	32,810
OLAM SP	Olam International Limited	40,000	74,055
			172,592
	Mining (except Oil and Gas) - 5.62%
AAUKY	Anglo American PLC - ADR*	2,000	43,280
BVN	Cia de Minas Buenaventura S.A. - ADR	1,500	46,455
ELT AU	Elementos Limited*	7,463	1,301
ORE AU	Orocobre Ltd.*	30,000	61,391
RTP	Rio Tinto Plc - ADR	300	71,019
TTT	Terra Nova Realty Corp.*	2,000	26,300
VALE	Vale SA - ADR	1,500	48,285
			298,031
	Oil & Gas & Consumable Fuels - 4.88%
EC	Ecopetrol SA - ADR^	5,000	141,650
	Petronet LNG Ltd. - PN	60,000	101,637
PTBA IJ	PT Tambang Batubara Bukit Asam Tbk	8,000	15,297
			258,584
	Oil and Gas Extraction - 1.61%
ECA	EnCana Corporation	1,500	46,545
PRE CN	Pacific Rubiales Energy Corporation*	2,000	38,852
			85,397
	Other Information Services - 2.17%
CPU AU	Computershare Limited	10,000	114,890

	Pharmaceuticals & Biotechnology - 3.70%
BAX	Baxter International Inc.	500	29,100
CSL AU	CSL Limited	5,000	167,150
			196,250
	Primary Metal Manufacturing - 3.25%
MT	ArcelorMittal Sa Luxembourg - ADR^	2,000	87,820
SIM	Grupo Simec, S.A. de C.V. - ADR*^	3,000	25,950
PKX	POSCO - ADR^	500	58,505
			172,275
	Rail Transportation - 1.94%
CNI	Canadian National Railway Company	1,000	60,590
CP	Canadian Pacific Railway Limited	750	42,180
			102,770
	Real Estate - 2.51%
8802 JP	Mitsubishi Estate Company Ltd.	4,000	65,462
8801 JP	Mitsui Fudosan Co., Ltd.	4,000	67,900
			133,362
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.11%
111 HK	Cinda International Holdings Ltd.*	300,000	69,550
	Infrastructure Development Finance Company Ltd. - PN	34,000	121,891
	Power Finance Corporation - PN	4,620	26,586
			218,027
	Support Activities for Transportation - 3.00%
AIO AU	Asciano Group*	45,000	78,253
BXB AU	Brambles Limited	5,000	33,769
ICT PM	International Container Terminal Services, Inc.	60,600	31,179
WTE-U CN	Westshore Terminals Income Fund	1,000	15,803
			159,004
	Telecommunications - 1.61%
AXIATA MK	Axiata Group Berhad*	44,000	51,931
TI/A	Telecom Italia S.p.A. - ADR^	3,000	33,690
			85,621
	Transportation - 1.18%
9706 JP	Japan Airport Terminal Co., Ltd.	4,500	62,477

	Transportation Equipment Manufacturing - 1.22%
TTM	Tata Motors Limited - ADR^	3,500	64,610

	Utilities - 1.79%
EOC	Empresa Nacional de Electricidad S.A. (Endesa-Chile) - ADR	750	35,242
ENI	Enersis S.A. - ADR	1,500	29,985
	Power Grid Corporation of India Limited - PN	12,460	29,738
			94,965
	TOTAL COMMON STOCKS (cost $4,726,404)		5,261,168

	PREFERRED STOCKS - 0.86%
	Banks - 0.86%
CIB	Bancolombia S.A. - ADR^	1,000	45,660

	Telecommunications - 0.00%
PTVI	PTV, Inc. - Series A, CLB	487	42

	TOTAL PREFERRED STOCKS (cost $47,055 )		45,702

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 6.93%
	Investment Companies - 6.93%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.24%b	367,591	367,591
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $367,591)		367,591

	TOTAL INVESTMENTS - 107.00%
	(cost $5,141,050)(a)		$5,674,461

Percentages are stated as a percent of net assets.

^	- This security or a portion of this security was out on loan at March 31, 2010. Total loaned securities had a market value of $355,950 at March 31, 2010.
*	- Non-income producing security.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.
PN	- Participatory Note.

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 5,153,679
	Gross unrealized appreciation		616,394
	Gross unrealized depreciation		(95,612)
	Net unrealized appreciation	$ 520,782

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2		Level 3	Total
Common Stocks	$4,981,316	$279,852	(1)	$—	$5,261,168
Preferred Stocks	45,702	—		—	45,702
Investments Purchased with the Cash
Proceeds from Securities Lending	367,591	—		—	367,591
Total Investments in Securities	$5,394,609	$279,852		$—	$5,674,461

(1) The Common Stocks Level 2 balance consist of the market values of the associated Level 2 investments in the following industries:
Oil & Gas & Consumable Fuels		$101,637
Securities, Commodity Contracts, and Other Financial Investments and Related Activities		148,477
Utilities		29,738
		$279,852

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2, as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 98.46%	Shares	Value
	Air Transportation - 0.73%
670 HK	China Eastern Airlines Corporation Limited - Class H*	7,963,000	$4,061,369
1055 HK	China Southern Airlines Company Limited - Class H*	13,327,000	5,956,105
			10,017,474
	Asset Management - 5.77%
BLK	BlackRock, Inc.	33,047	7,196,315
BAM UA	Brookfield Asset Management Inc. - Class A	1,590,361	40,426,977
CNS	Cohen & Steers, Inc.^	169,491	4,230,495
EV	Eaton Vance Corp.^	231,770	7,773,566
LM	Legg Mason, Inc.	102,039	2,925,458
POW CN	Power Corporation of Canada	337,514	10,188,726
PZN	Pzena Investment Management, Inc. - Class A*^	200,986	1,533,523
BX	The Blackstone Group LP^	197,967	2,771,538
URB/A CN	Urbana Corp. - Class A*	436,100	674,127
GROW	US Global Investors, Inc. - Class A^	77,833	769,769
806 HK	Value Partners Group Limited*	679,000	524,713
WSDT	WisdomTree Investments, Inc.*^	12,000	35,400
			79,050,607
	Beverage and Tobacco Product Manufacturing - 1.86%
168 HK	Tsingtao Brewery Co. Limited - Class H	5,071,000	25,504,402

	Broadcasting (except Internet) - 0.28%
SNI	Scripps Networks Interactive - Class A	84,911	3,765,803

	Cable TV - 0.14%
TWC	Time Warner Cable, Inc.^	34,750	1,852,522

	Chemical Manufacturing - 2.71%
CCJ	Cameco Corporation^	125,627	3,443,436
FRX	Forest Laboratories, Inc.*^	109,174	3,423,697
NVO	Novo-Nordisk A/S - ADR^	59,218	4,566,892
SNY	Sanofi-Aventis - ADR	46,051	1,720,465
SIAL	Sigma-Aldrich Corp.^	447,830	24,030,558
			37,185,048
	Coal Mining - 0.24%
1898 HK	China Coal Energy Company - Class H	2,131,000	3,326,493

	Commercial Banking - 1.06%
3988 HK	Bank of China Ltd. - Class H	7,004,000	3,734,625
939 HK	China Construction Bank Corp. - Class H	3,356,500	2,749,440
1398 HK	Industrial & Commercial Bank of China - Class H	10,601,000	8,082,934
			14,566,999
	Credit Intermediation and Related Activities - 4.77%
BK	The Bank of New York Mellon Corp.^	455,434	14,063,802
BR	Broadridge Financial Solutions, Inc.	60,429	1,291,972
CATY	Cathay General Bancorp^	84,893	989,003
CLFC	Center Financial Corporation*^	137,799	668,325
EWBC	East West Bancorp, Inc.^	71,841	1,251,470
FRE	Federal Home Loan Mortgage Corporation*^	6,273,000	7,966,710
FNM	Federal National Mortgage Association*^	5,637,000	5,918,850
HAFC	Hanmi Financial Corporation*^	153,433	368,239
MA	Mastercard, Inc. - Class A^	61,893	15,720,822
MTB	M&T Bank Corporation^	10,759	854,049
NARA	Nara Bancorp, Inc.*	129,620	1,135,471
NTRS	Northern Trust Corp.^	20,253	1,119,181
SBKFF	State Bank of India - GDR^	62,020	5,829,880
STT	State Street Corporation	77,196	3,484,628
STU	The Student Loan Corporation^	15,216	540,625
UCBH	UCBH Holdings, Inc.^	115,052	4,142
WSC	Wesco Financial Corporation	1,342	517,341
WU	The Western Union Company	126,841	2,151,223
WIBC	Wilshire Bancorp, Inc.^	129,538	1,428,804
			65,304,537
	Defense - 0.48%
CACI	CACI International, Inc. - Class A*^	134,343	6,562,655

	European Exchanges - 0.59%
BME SM	Bolsas y Mercados Espanoles	35,000	936,951
DB1 GR	Deutsche Boerse AG	97,033	7,192,484
			8,129,435
	Funds, Trusts, and Other Financial Vehicles - 0.74%
ALX	Alexander's, Inc.*^	5,801	1,735,253
GDX	Market Vectors Gold Miners ETF^	190,120	8,443,229
			10,178,482
	Gaming - 3.07%
LVS	Las Vegas Sands Corp.*^	306,835	6,489,560
MGM	MGM Mirage*^	243,249	2,918,988
WYNN	Wynn Resorts Limited^	430,010	32,607,658
			42,016,206
	General Merchandise Stores - 1.10%
SHLD	Sears Holdings Corporation*^	138,652	15,034,037

	Global Exchanges - 10.55%
388 HK	Hong Kong Exchanges & Clearing Limited	5,058,740	84,439,927
JSE SJ	JSE Limited	525,343	4,673,722
8697 JP	Osaka Securities Exchange Co., Ltd.	4,908	25,671,323
SGX SP	Singapore Exchange Limited	5,456,803	29,839,911
			144,624,883
	Holding Company - 8.79%
BRK/A	Berkshire Hathaway Inc. - Class A*	276	33,616,800
BRK/B	Berkshire Hathaway Inc. - Class B*^	223,414	18,156,856
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	24,000	324
IEP	Icahn Enterprises LP^	387,025	18,383,688
LUK	Leucadia National Corporation*^	2,025,696	50,257,518
			120,415,186
	Hotels, Restaurants & Leisure - 0.07%
200 HK	Melco International Development Limited*	2,083,000	933,617

	Insurance Carriers and Related Activities - 5.48%
ABK	Ambac Financial Group, Inc.*^	1,103,462	614,408
AGO	Assured Guaranty Ltd.	916,906	20,144,425
LFC	China Life Insurance Co., Limited - ADR^	205,171	14,780,519
2628 HK	China Life Insurance Co., Limited - Class H	463,000	2,218,321
MKL	Markel Corporation*^	41,355	15,494,064
MBI	MBIA Inc.*^	1,238,665	7,766,430
2328 HK	PICC Property & Casualty Co. Ltd. - Class H*	2,837,000	2,890,256
2318 HK	Ping An Insurance Group Company of China Limited - Class H	1,304,245	11,237,916
			75,146,339
	Mining (except Oil and Gas) - 5.96%
AAUKY	Anglo American PLC - ADR*^	1,828,149	39,561,144
FNV CN	Franco-Nevada Corporation	1,051,900	28,222,591
RTP	Rio Tinto Plc - ADR^	50,630	11,985,640
1171 HK	Yanzhou Coal Mining Company Limited - Class H	761,000	1,830,889
			81,600,264
	Motion Picture and Sound Recording Industries - 2.07%
DWA	DreamWorks Animation SKG, Inc. - Class A*	310,315	12,223,308
TWX	Time Warner, Inc.^	176,592	5,522,032
WMG	Warner Music Group Corp.*	1,527,057	10,551,964
			28,297,304
	Nonstore Retailers - 0.54%
BID	Sotheby's^	239,758	7,454,076

	Oil and Gas Extraction - 12.02%
CNQ	Canadian Natural Resources Ltd.	444,263	32,893,233
COS-U CN	Canadian Oil Sands Trust^	1,393,226	41,770,030
CVE	Cenovus Energy Inc.	254,937	6,681,899
CEO	CNOOC Limited - ADR^	40,783	6,732,458
135 HK	CNPC Hong Kong Limited	878,000	1,232,598
EP	El Paso Corporation	622,605	6,749,038
ECA	EnCana Corporation	254,934	7,910,602
IMO	Imperial Oil Ltd.^	221,522	8,610,560
NXY	Nexen Inc.^	412,745	10,198,929
PWE	Penn West Energy Trust^	332,624	7,025,019
PBR	Petroleo Brasileiro S.A. - ADR	34,323	1,527,030
SD	SandRidge Energy, Inc.*^	114,446	881,234
SU	Suncor Energy, Inc.	991,839	32,274,441
WZGRF	WesternZagros Resources Ltd.*	297,410	237,190
			164,724,261
	Other Exchanges - 1.68%
ASX AU	ASX Ltd.	590,515	18,391,615
FTIS LI	Financial Technologies (India) Ltd. - GDR	261,131	1,279,542
X CN	TMX Group Inc.	112,148	3,303,764
			22,974,921
	Plastics and Rubber Products Manufacturing - 0.84%
JAH	Jarden Corporation	345,440	11,499,698

	Port and Harbor Operations - 0.03%
3382 HK	Tianjin Port Development Holdings Ltd.*	1,591,000	477,449

	Power Generations - 1.35%
CPN	Calpine Corporation*	1,560,987	18,560,135

	Professional, Scientific, and Technical Services - 0.03%
V	Visa, Inc. - Class A^	4,595	418,283

	Publishing Industries (except Internet) - 0.47%
SSP	The E.W. Scripps Company - Class A*^	46,550	393,347
WPO	The Washington Post Company - Class B	13,576	6,030,188
			6,423,535
	Rail Transportation - 2.81%
CSX	CSX Corp.^	271,995	13,844,545
NSC	Norfolk Southern Corp.	213,519	11,933,577
UNP	Union Pacific Corp.	173,547	12,720,995
			38,499,117
	Real Estate - 5.36%
1 HK	Cheung Kong (Holdings) Limited	1,188,000	15,300,898
FCE/A	Forest City Enterprises, Inc. - Class A*^	927,195	13,360,880
10 HK	Hang Lung Group Limited	225,000	1,193,934
12 HK	Henderson Land Development Company Limited	2,905,000	20,466,046
823 HK	The Link REIT	4,978,000	12,271,491
TPL	Texas Pacific Land Trust	154,445	4,339,904
VNO	Vornado Realty Trust^	29,233	2,212,938
4 HK	Wharf Holdings Ltd.	752,000	4,237,370
			73,383,461
	Real Estate Development - 0.38%
JOE	The St. Joe Company*^	160,064	5,178,070

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.44%
CLE LN	Climate Exchange PLC*	62,620	475,128
CME	CME Group, Inc.	100,030	31,620,483
ICE	IntercontinentalExchange Inc.*^	319,890	35,885,260
LAB	LaBranche & Co. Inc.*^	1,101,232	5,792,480
LSE LN	London Stock Exchange Group plc	1,347,809	14,531,827
			88,305,178
	Support Activities for Mining - 0.60%
OGZPY	Gazprom OAO - ADR	348,528	8,179,952

	Support Activities for Transportation - 3.41%
995 HK	Anhui Expressway Co. Ltd. - Class H	3,689,000	2,518,170
694 HK	Beijing Capital International Airport Company Limited - Class H*	31,323,000	18,718,964
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,893,720	3,656,167
177 HK	Jiangsu Expressway Company Ltd. - Class H	4,189,500	3,955,184
548 HK	Shenzhen Expressway Company Limited - Class H	6,259,000	3,289,013
107 HK	Sichuan Expressway Co. Limited - Class H	16,906,000	10,016,112
576 HK	Zhejiang Expressway Co., Limited - Class H	5,117,000	4,619,914
			46,773,524
	Telecommunications - 0.91%
CHL	China Mobile Limited - ADR^	121,742	5,858,225
CHU	China Unicom (Hong Kong) Limited - ADR^	550,044	6,132,991
762 HK	China Unicom Limited	442,000	497,547
			12,488,763
	U.S. Equity Exchanges - 3.44%
NDAQ	The Nasdaq OMX Group*	1,135,003	23,971,263
NYX	NYSE Euronext	784,675	23,234,227
			47,205,490
	Utilities - 1.69%
BIP	Brookfield Infrastructure Partners LP^	75,200	1,322,768
991 HK	Datang International Power Generation Company Limited - Class H	22,325,000	10,121,261
DYN	Dynegy, Inc. - Class A*^	1,614,299	2,034,017
NRG	NRG Energy, Inc.*	74,151	1,549,756
RRI	RRI Energy, Inc.*	2,184,320	8,060,141
			23,087,943
	TOTAL COMMON STOCKS (cost $1,275,586,121 )		1,349,146,149

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*+	$200,000	0
	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*+	1,000,000	0
	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*+	100,000	0
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	42,200,000	0
	TOTAL ESCROW NOTES (cost $0 )		0

	CONVERTIBLE BONDS - 0.98%
	Real Estate - 0.98%
029169AA7	American Real Estate
	4.000%, 08/15/2013	10,000,000	8,850,000
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014^	4,000,000	4,517,500
	TOTAL CONVERTIBLE BONDS (cost $9,905,083 )		13,367,500

	CORPORATE BONDS - 0.00%
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2010, Acquired	9,503,880	40,867
	10/19/2006-3/29/2007 at $7,902,157
	(Default Effective 4/29/2005)
	TOTAL CORPORATE BONDS (cost $7,355,131 )		40,867

	SHORT-TERM INVESTMENTS - 0.75%	Shares
	Money Market Funds - 0.75%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	10,280,955	10,280,955
	TOTAL SHORT-TERM INVESTMENTS (cost $10,280,955)		10,280,955

	INVESTMENTS PURCHASED WITH THE CASH	Shares or
	PROCEEDS FROM SECURITIES LENDING - 23.17%	Principal Amount
	Investment Companies - 21.35%
	DWS Money Market Series Institutional Shares, 0.12 %b	1,000,000	1,000,000
	JP Morgan Prime Money Market Fund, 0.01%b	567,154	567,154
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	291,017,357	291,017,357
			292,584,511
	Repurchase Agreements - 1.82%
	Credit Suisse Repurchase Agreement
	0.00%, dated 3/31/2010, due 04/01/2010
	Repurchase price $25,000,000c	$25,000,000	25,000,000
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $317,584,511)		317,584,511

	TOTAL INVESTMENTS - 123.36%		$1,690,419,982
	(cost $1,620,711,801)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2010. Total loaned securities had a market value of $297,634,546 at March 31, 2010.
+	- Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.
c	- The Repurchase Agreement is collaterized by the security listed below:

Credit Suisse Repurchase Agreement, 0.00%, due 04/01/2010, principal amount $25,000,000
	Description		Fair Value
	FNMS, Pool AD0813, 5.0000%, 02/01/2040		$ 25,501,039

ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.
GDR	- Global Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 1,680,881,595
	Gross unrealized appreciation		284,461,998
	Gross unrealized depreciation		(274,923,611)
	Net unrealized appreciation	$ 9,538,387

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1		Level 2	Level 3		Total
Common Stocks	$1,349,146,149		$—	$—		$1,349,146,149
Escrow Notes	—		—	—	*	—	*
Convertible Bonds	—		13,367,500	—		13,367,500
Corporate Bonds	—		40,867	—		40,867
Short-Term Investments	10,280,955		—	—		10,280,955
Investments Purchased with the Cash
Proceeds from Securities Lending	317,584,511		—	—		317,584,511
Total Investments in Securities	$1,677,011,615		$13,408,367	$—	*	$1,690,419,982

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2009	$2,620,751
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(2,620,751)
Transfer in and/or out of Level 3	—
Balance as of March 31, 2010	$—	*

*Amount is less than $0.50.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 90.50%	Shares	Value
	Ambulatory Health Care Services - 0.01%
AVXT	AVAX Technologies, Inc.*	50,000	$3,750

	Chemical Manufacturing - 72.84%
ABT	Abbott Laboratories	28,000	1,475,040
AEZS	AEterna Zentaris Inc.*^	102,500	80,975
ALKS	Alkermes, Inc.*	29,000	376,130
AGEN	Antigenics, Inc.*	892	648
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	139,500
AZN	AstraZeneca PLC - ADR^	17,000	760,240
ATB CN	Atrium Innovations Inc.*^	4,884	80,162
BIIB	Biogen Idec, Inc.*	37,250	2,136,660
BPAX	BioSante Pharmaceuticals, Inc.*^	13,476	24,122
BMY	Bristol-Myers Squibb Company^	48,000	1,281,600
CLDX	Celldex Therapeutics Inc.*	26,294	161,445
1093 HK	China Pharmaceutical Group Limited	1,640,000	1,013,878
DCGN	deCODE genetics, Inc.*	11,000	374
DNDN	Dendreon Corporation*^	29,000	1,057,630
LLY	Eli Lilly & Company	36,000	1,303,920
EPCT	EpiCept Corporation*^	680	1,442
GENZ	Genzyme Corporation*	28,538	1,479,124
GSK	GlaxoSmithKline plc - ADR	37,673	1,451,164
IMGN	ImmunoGen, Inc.*^	14,000	113,260
ISIS	Isis Pharmaceuticals, Inc.*^	27,000	294,840
ISA CN	Isotechnika Pharma Inc.*	40,000	14,572
JNJ	Johnson & Johnson	30,000	1,956,000
LIFE	Life Technologies Corporation*	36,000	1,881,720
LONN SW	Lonza Group AG	15,000	1,223,444
MMRF	MMR Information Systems Inc.*	43,000	6,665
COX FP	NicOx SA*	41,535	350,454
NVS	Novartis AG - ADR^	35,000	1,893,500
ONTY	Oncothyreon, Inc.*^	28,333	98,315
PTIE	Pain Therapeutics, Inc.*^	38,000	238,260
PFE	Pfizer, Inc.	55,000	943,250
PGNX	Progenics Pharmaceuticals, Inc.*^	65,200	347,516
SNY	Sanofi-Aventis - ADR	38,000	1,419,680
SVNT	Savient Pharmaceuticals Inc.*^	25,000	361,250
SCR	Simcere Pharmaceutical Group - ADR*^	58,000	493,580
TGEN	Targeted Genetics Corp.*	1,000	220
TELK	Telik, Inc.*^	116,000	96,257
VICL	Vical Incorporated*^	82,500	277,200
VPHM	ViroPharma Incorporated*	10,000	136,300
			24,970,337
	Computer and Electronic Product Manufacturing - 0.01%
TGX	Theragenics Corporation*	2,000	3,320

	Funds, Trusts, and Other Financial Vehicles - 0.02%
IBLTZ	IMPATH Bankruptcy Liquidating Trust - Class A*	26,000	6,630

	Pharmaceutical and Medicine Manufacturing - 1.32%
4508 JP	Mitsubishi Tanabe Pharma Corporation	32,000	451,813

	Pharmaceuticals & Biotechnology - 1.33%
ATLN VX	Actelion Ltd.*	10,000	454,951

	Professional, Scientific, and Technical Services - 14.97%
AFFX	Affymetrix, Inc.*	134,000	983,560
AMRI	Albany Molecular Research, Inc.*	53,000	442,550
CEPH	Cephalon, Inc.*^	19,000	1,287,820
CBST	Cubist Pharmaceuticals, Inc.*^	38,000	856,520
HGSI	Human Genome Sciences, Inc.*^	21,000	634,200
MAXY	Maxygen, Inc.*	27,000	177,390
MYRX	Myriad Pharmaceuticals Inc.*	61,000	275,720
OSIP	OSI Pharmaceuticals, Inc.*	8,000	476,400
			5,134,160
	TOTAL COMMON STOCKS (cost $30,147,470 )		31,024,961

		Principal
	ESCROW NOTES - 0.01%	Amount
	Special Purpose Entity - 0.01%
053ESC992	Avigen Inc. Escrow*+	$51,000	2,550
	TOTAL ESCROW NOTES (cost $0)		2,550

	RIGHTS - 0.04%	Shares
	Pharmaceutical Preparation Manufacturing - 0.04%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right*	44,000	4,400
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	2,204
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right*	44,000	4,400
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	2,205
	TOTAL RIGHTS (cost $0)		13,209

	SHORT-TERM INVESTMENTS - 9.10%
	Money Market Funds - 9.10%
FVGXX	First American Government Obligations Fund - Class Y, 0.00%b	145,501	145,501
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	1,284,831	1,284,831
FAIXX	First American Prime Obligations Fund - Class Y, 0.00%b	658,006	658,006
FFCXX	First American Tax Free Obligations Fund - Class Y, 0.00%b	726,632	726,632
FOCXX	First American Treasury Obligations Fund - Class Y, 0.00%b	305,207	305,207
	TOTAL SHORT-TERM INVESTMENTS (cost $3,120,177)		3,120,177

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 27.50%
	Investment Companies - 27.50%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.24%b	9,426,036	9,426,036
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $9,426,036)		9,426,036

	TOTAL INVESTMENTS - 127.15%		$43,586,933
	(cost $42,693,683)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2010. Total loaned securities had a market value of $8,915,402 at March 31, 2010.
+	- Security is considered illiquid. The aggregate value of each security is $2,550 or 0.01% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 42,760,492
	Gross unrealized appreciation		5,884,089
	Gross unrealized depreciation		(5,057,648)
	Net unrealized appreciation	$ 826,441

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,024,961	$—	$—	$31,024,961
Escrow Notes	—	2,550	—	2,550
Rights	—	13,209	—	13,209
Short-Term Investments	3,120,177	—	—	3,120,177
Investments Purchased with the Cash
Proceeds from Securities Lending	9,426,036	—	—	9,426,036
Total Investments in Securities	$43,571,174	$15,759	$—	$43,586,933

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2, as well as additional details regarding Level 3 transaction activity. For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 99.38%	Shares	Value
	Administrative and Support Services - 0.56%
MANT	ManTech International Corporation - Class A*	20,911	$1,021,084

	Air Transportation - 5.38%
CEA	China Eastern Airlines Corporation Limited - ADR*^	32,007	1,641,959
670 HK	China Eastern Airlines Corporation Limited - Class H*	3,668,000	1,870,790
ZNH	China Southern Airlines Company Limited - ADR*^	75,363	1,684,363
1055 HK	China Southern Airlines Company Limited - Class H*	10,223,000	4,568,865
			9,765,977
	Asset Management - 4.59%
BNB CN	BAM Investments Ltd.*	136,240	1,475,548
CNS	Cohen & Steers, Inc.^	90,689	2,263,598
EV	Eaton Vance Corp.	38,492	1,291,022
PZN	Pzena Investment Management, Inc. - Class A*	112,158	855,765
SII CN	Sprott, Inc.	1,680	6,368
URB/A CN	Urbana Corp. - Class A*	511,171	790,172
GROW	US Global Investors, Inc. - Class A^	111,829	1,105,989
806 HK	Value Partners Group Limited	645,000	498,439
WSDT	WisdomTree Investments, Inc.*^	14,420	42,539
			8,329,440
	Beverage and Tobacco Product Manufacturing - 7.80%
168 HK	Tsingtao Brewery Co. Limited - Class H	2,623,700	13,195,799
WEN	Wendy's/Arby's Group, Inc. - Class A	192,506	962,530
			14,158,329
	Chemical Manufacturing - 0.41%
1093 HK	China Pharmaceutical Group Limited	1,198,000	740,625

	Commercial Banking - 1.13%
BLBD LI	BLOM Bank s.a.l. - GDR	20,524	2,057,531

	Credit Intermediation and Related Activities - 2.39%
BR	Broadridge Financial Solutions, Inc.	2,318	49,559
CATY	Cathay General Bancorp	53,415	622,285
CLFC	Center Financial Corporation*^	92,292	447,616
EWBC	East West Bancorp, Inc.^	34,477	600,589
FBOD	First Bank of Delaware*	86,780	134,509
HAFC	Hanmi Financial Corporation*^	115,960	278,304
NARA	Nara Bancorp, Inc.*	93,177	816,231
PFBC	Preferred Bank Los Angeles*^	50,760	69,034
UCBH	UCBH Holdings, Inc.	182,396	6,566
WSC	Wesco Financial Corporation	819	315,724
WIBC	Wilshire Bancorp, Inc.^	90,943	1,003,101
			4,343,518
	Defense - 0.52%
CACI	CACI International, Inc. - Class A*	19,514	953,259

	Food Services and Drinking Places - 0.42%
OCX CN	Onex Corporation	26,920	765,735

	Funds, Trusts, and Other Financial Vehicles - 1.14%
ALX	Alexander's, Inc.*^	6,906	2,065,792

	Global Exchanges - 9.04%
JSE SJ	JSE Limited	437,739	3,894,352
8697 JP	Osaka Securities Exchange Co., Ltd.	973	5,089,282
SGX SP	Singapore Exchange Limited	1,359,980	7,436,897
			16,420,531
	Holding Company - 7.20%
IEP	Icahn Enterprises LP	275,170	13,070,575

	Hotels, Restaurants & Leisure - 0.53%
200 HK	Melco International Development Limited*	2,167,000	971,267

	Insurance Carriers and Related Activities - 0.91%
MBI	MBIA Inc.*^	263,093	1,649,593

	Mining (except Oil and Gas) - 7.49%
FMG AU	Fortescue Metals Group Ltd.*	583,619	2,624,235
FNV CN	Franco-Nevada Corporation	202,310	5,428,000
GLW CN	Gold Wheaton Gold Corporation*	43,850	124,342
IMN CN	Inmet Mining Corporation	77,140	4,481,890
1171 HK	Yanzhou Coal Mining Company Limited - Class H	393,000	945,518
			13,603,985
	Motion Picture and Sound Recording Industries - 6.51%
DWA	DreamWorks Animation SKG, Inc. - Class A*	123,784	4,875,852
WMG	Warner Music Group Corp.*^	1,007,112	6,959,144
			11,834,996
	Nonstore Retailers - 1.68%
BID	Sotheby's^	97,932	3,044,706

	Oil and Gas Extraction - 2.34%
2883 HK	China Oilfield Services Limited - Class H	229,000	336,233
135 HK	CNPC Hong Kong Limited	1,576,000	2,212,500
NEGI	National Energy Group, Inc.*	225,135	891,535
PVG	Penn Virginia GP Holdings LP^	44,071	806,058
			4,246,326
	Other Exchanges - 0.99%
FTIS LI	Financial Technologies (India) Ltd. - GDR	225,990	1,107,351
NZX NZ	NZX Ltd.*	501,120	683,462
			1,790,813
	Pipeline Transportation - 0.00%
SUG	Southern Union Company	1	13

	Plastics and Rubber Products Manufacturing - 2.93%
JAH	Jarden Corporation	159,601	5,313,117

	Port and Harbor Operations - 0.08%
3382 HK	Tianjin Port Development Holdings Ltd.*	499,000	149,747

	Power Generations - 1.53%
CPN	Calpine Corporation*	233,207	2,772,831

	Professional, Scientific, and Technical Services - 0.63%
BBD/B CN	Bombardier Inc. - Class B	96,997	594,980
RBA	Ritchie Bros. Auctioneers, Incorporated^	16,353	352,080
VALU	Value Line, Inc.^	8,260	190,723
			1,137,783
	Publishing Industries (except Internet) - 0.76%
ROVI	Rovi Corporation*	37,370	1,387,548

	Rail Transportation - 0.01%
525 HK	Guangshen Railway Company Limited - Class H	60,000	24,033

	Real Estate - 5.81%
BLMC	Biloxi Marsh Lands Corporation	100	1,325
823 HK	The Link REIT	1,992,000	4,910,568
TPL	Texas Pacific Land Trust	200,588	5,636,523
			10,548,416
	Rental and Leasing Services - 0.04%
CDCO	Comdisco Holding Company, Inc.*	8,200	70,520

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.76%
CLE LN	Climate Exchange PLC*	54,160	410,938
ICE	IntercontinentalExchange Inc.*	19,185	2,152,173
JEF	Jefferies Group, Inc.^	316,260	7,485,874
LAB	LaBranche & Co. Inc.*	73,292	385,516
RHJI BB	RHJ International*	800	6,937
SWS	SWS Group, Inc.	1,000	11,530
			10,452,968
	Specialty Trade Contractors - 0.21%
PWR	Quanta Services, Inc.*^	20,322	389,370

	Support Activities for Mining - 1.47%
KEWL	Keweenaw Land Association Ltd.	290	55,100
SEMUF	Siem Industries Inc.*	31,830	1,591,500
UTS CN	UTS Energy Corporation*	425,855	1,018,882
			2,665,482
	Support Activities for Transportation - 11.80%
694 HK	Beijing Capital International Airport Company Limited - Class H	9,775,000	5,841,646
357 HK	Hainan Meilan International Airport Company Limited - Class H	3,766,000	4,758,278
548 HK	Shenzhen Expressway Company Limited - Class H	585,000	307,409
107 HK	Sichuan Expressway Co. Limited - Class H	17,015,100	10,080,749
576 HK	Zhejiang Expressway Co., Limited - Class H	489,000	441,497
			21,429,579
	Telecommunications - 0.03%
CIBY	CIBL, Inc.	18	6,120
LICT	Lynch Interactive Corporation*	17	41,650
			47,770
	U.S. Equity Exchanges - 0.82%
NDAQ	The Nasdaq OMX Group*	70,617	1,491,431

	Utilities - 4.11%
991 HK	Datang International Power Generation Company Limited - Class H	6,372,000	2,888,809
DYN	Dynegy, Inc. - Class A*^	78,475	98,879
1071 HK	Huadian Power International Corporation - Class H*	867,000	217,748
PICO	PICO Holdings, Inc.*	31,293	1,163,787
RRI	RRI Energy, Inc.*	839,325	3,097,109
			7,466,332
	Waste Management and Remediation Services - 2.36%
CVA	Covanta Holding Corporation*	257,667	4,292,732

	TOTAL COMMON STOCKS (cost $156,281,219 )		180,473,754

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	0
	TOTAL ESCROW NOTES (cost $0 )		0

	CORPORATE BONDS - 0.01%
	Credit Intermediation and Related Activities - 0.01%
317928AA7	Finova Group, Inc.
	7.500%, 11/15/2010, Acquired 10/19/2006-5/17/2007
	at $741,082 (Default Effective 4/29/2005)	2,783,965	11,971
	TOTAL CORPORATE BONDS (cost $1,236,720 )		11,971

	RIGHTS - 0.40%	Shares
	Rental and Leasing Services - 0.40%
200334118	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#*	6,113,079	733,570
	TOTAL RIGHTS (cost $1,739,670)		733,570

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 11.49%
	Investment Companies - 11.49%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.24%b	20,854,864	20,854,864
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $20,854,864)		20,854,864

	TOTAL INVESTMENTS - 111.28%		$202,074,159
	(cost $180,112,473)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2010. Total loaned securities had a market value of $19,527,172 at
March 31, 2010.
+	- Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 193,647,681
	Gross unrealized appreciation		52,234,729
	Gross unrealized depreciation		(43,808,251)
	Net unrealized appreciation	$ 8,426,478

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1		Level 2	Level 3		Total
Common Stocks	$180,473,754		$—	$—		$180,473,754
Escrow Notes	—		—	—	*	—	*
Corporate Bonds	—		11,971	—		11,971
Rights	733,570		—	—		733,570
Investments Purchased with the Cash
Proceeds from Securities Lending	20,854,864		—	—		20,854,864
Total Investments in Securities	$202,062,188		$11,971	$—	*	$202,074,159

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2009	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of March 31, 2010	$—	*

*Amount is less than $0.50.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2, as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	SHORT-TERM INVESTMENTS - 95.56%	Principal Amount	Value
	US Government Agency Issues - 95.56%
313385WC7	Federal Home Loan Bank Discount Note
	0.119%, 04/28/2010b	$1,280,000	$1,279,894
	TOTAL SHORT-TERM INVESTMENTS (cost $1,279,894)		1,279,894

	TOTAL INVESTMENTS - 95.56%		$1,279,894
	(cost $1,279,894)(a)

Percentages are stated as a percent of net assets.

b	- The rate quoted is the yield to maturity.

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 1,279,894
	Gross unrealized appreciation		—
	Gross unrealized depreciation		—
	Net unrealized appreciation	$ —

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$1,279,894	$—	$1,279,894

Total Investments in Securities	$—	$1,279,894	$—	$1,279,894

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2, as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 99.55%	Shares	Value
	Asset Management - 20.42%
AB	AllianceBernstein Holding LP^	7,472	$229,092
BNB CN	BAM Investments Ltd.*	32,340	350,258
BLK	BlackRock, Inc.	6,607	1,438,740
BX	The Blackstone Group LP	71,209	996,926
BAM UA	Brookfield Asset Management Inc. - Class A^	43,595	1,108,185
CNS	Cohen & Steers, Inc.^	49,527	1,236,194
EV	Eaton Vance Corp.^	32,959	1,105,445
BEN	Franklin Resources, Inc.	1,651	183,096
LM	Legg Mason, Inc.	42,688	1,223,865
POW CN	Power Corporation of Canada	40,778	1,230,989
PZN	Pzena Investment Management, Inc. - Class A*^	174,617	1,332,328
SII CN	Sprott, Inc.	44,945	170,372
TROW	T. Rowe Price Group, Inc.	6,219	341,610
URB/A CN	Urbana Corp. - Class A*	370,714	573,052
GROW	US Global Investors, Inc. - Class A^	38,390	379,677
806 HK	Value Partners Group Limited	1,783,000	1,377,854
WSDT	WisdomTree Investments, Inc.*^	11,580	34,161
			13,311,844
	Commercial Banking - 4.99%
3988 HK	Bank of China Ltd. - Class H	1,420,000	757,163
939 HK	China Construction Bank Corp. - Class H	1,750,000	1,433,493
1398 HK	Industrial & Commercial Bank of China - Class H	1,392,000	1,061,357
			3,252,013
	Credit Intermediation and Related Activities - 10.36%
BK	The Bank of New York Mellon Corp.	29,470	910,034
BR	Broadridge Financial Solutions, Inc.	64,031	1,368,983
CATY	Cathay General Bancorp^	3,377	39,342
CLFC	Center Financial Corporation*	5,674	27,519
EWBC	East West Bancorp, Inc.^	3,344	58,252
FRE	Federal Home Loan Mortgage Corporation*^	416,425	528,860
FNM	Federal National Mortgage Association*^	394,690	414,424
HAFC	Hanmi Financial Corporation*^	6,417	15,401
MA	Mastercard, Inc. - Class A^	6,788	1,724,152
NARA	Nara Bancorp, Inc.*	6,424	56,274
NTRS	Northern Trust Corp.	15,984	883,276
PFBC	Preferred Bank Los Angeles*^	2,605	3,543
STT	State Street Corporation	14,435	651,596
UCBH	UCBH Holdings, Inc.	6,803	245
WIBC	Wilshire Bancorp, Inc.^	6,601	72,809
			6,754,710
	Data Processing, Hosting and Related Services - 0.62%
DST	DST Systems, Inc.	5,220	216,369
FISV	Fiserv, Inc.*	3,746	190,147
			406,516
	European Exchanges - 1.24%
DB1 GR	Deutsche Boerse AG	10,928	810,028

	Food Services and Drinking Places - 1.22%
OCX CN	Onex Corporation	28,090	799,015

	Global Exchanges - 11.21%
388 HK	Hong Kong Exchanges & Clearing Limited	184,650	3,082,157
JSE SJ	JSE Limited	164,795	1,466,102
8697 JP	Osaka Securities Exchange Co., Ltd.	165	863,033
SGX SP	Singapore Exchange Limited	346,387	1,894,178
			7,305,470
	Holding Company - 3.81%
BRK/A	Berkshire Hathaway Inc. - Class A*	12	1,461,600
IEP	Icahn Enterprises LP	21,578	1,024,955
			2,486,555
	Insurance Carriers and Related Activities - 8.10%
ABK	Ambac Financial Group, Inc.*^	18,914	10,531
LFC	China Life Insurance Co., Limited - ADR^	24,625	1,773,985
2628 HK	China Life Insurance Co., Limited - Class H	165,000	790,546
MKL	Markel Corporation*	543	203,440
MBI	MBIA Inc.*^	64,655	405,387
2318 HK	Ping An Insurance Group Company of China Limited - Class H	243,300	2,096,374
			5,280,263
	Mining (except Oil and Gas) - 6.41%
FNV CN	Franco-Nevada Corporation	155,819	4,180,641

	Nonstore Retailers - 2.10%
BID	Sotheby's^	44,008	1,368,209

	Other Exchanges - 3.72%
ASX AU	ASX Ltd.	48,174	1,500,381
FTIS LI	Financial Technologies (India) Ltd. - GDR	135,464	663,774
IMAREX NO	IMAREX ASA*	1,930	16,481
NZX NZ	NZX Ltd.*	178,004	242,774
			2,423,410
	Professional, Scientific, and Technical Services - 2.32%
VRSK	Verisk Analytics, Inc. - Class A*	5,337	150,503
V	Visa, Inc. - Class A^	14,935	1,359,533
			1,510,036
	Publishing Industries (except Internet) - 1.28%
MXB	MSCI Inc. - Class A*	19,460	702,506
RISK	Riskmetrics Group Inc.*	5,777	130,618
			833,124
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 15.84%
CLE LN	Climate Exchange PLC*	49,626	376,537
CME	CME Group, Inc.	10,541	3,332,115
GFIG	GFI Group, Inc.	1,737	10,040
IBKR	Interactive Brokers Group, Inc. - Class A*	3,405	54,991
ICE	IntercontinentalExchange Inc.*	27,847	3,123,876
JEF	Jefferies Group, Inc.^	103,409	2,447,691
LAB	LaBranche & Co. Inc.*	134,848	709,300
LSE LN	London Stock Exchange Group plc	22,003	237,232
TLPR LN	Tullett Prebon plc	5,790	30,726
			10,322,508
	Support Activities for Transportation - 0.28%
995 HK	Anhui Expressway Co. Ltd. - Class H	56,000	38,227
177 HK	Jiangsu Expressway Company Ltd. - Class H	29,000	27,378
548 HK	Shenzhen Expressway Company Limited - Class H	25,000	13,137
107 HK	Sichuan Expressway Co. Limited - Class H	118,000	69,910
576 HK	Zhejiang Expressway Co., Limited - Class H	34,000	30,697
			179,349
	Telecommunications - 0.02%
IRDM	Iridium Communications, Inc.*^	1,737	14,087

	U.S. Equity Exchanges - 5.53%
NDAQ	The Nasdaq OMX Group*	44,505	939,946
NYX	NYSE Euronext	90,080	2,667,269
			3,607,215
	Utilities - 0.08%
BIP	Brookfield Infrastucture Partners LP	2,936	51,644

	TOTAL COMMON STOCKS (cost $62,414,099 )		64,896,637

	SHORT-TERM INVESTMENTS - 0.41%
	Money Market Funds - 0.41%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	265,456	265,456
	TOTAL SHORT-TERM INVESTMENTS (cost $265,456)		265,456

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 19.82%
	Investment Companies - 19.82%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.24%b	12,919,708	12,919,708
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $12,919,708)		12,919,708

	TOTAL INVESTMENTS - 119.78%
	(cost $75,599,263)(a)		$78,081,801

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2010. Total loaned securities had a market value of $11,930,489 at March 31, 2010.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 76,861,075
	Gross unrealized appreciation		11,148,561
	Gross unrealized depreciation		(9,927,835)
	Net unrealized appreciation	$ 1,220,726

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$64,896,637	$—	$—	$64,896,637
Short-Term Investments	265,456	—	—	265,456
Investments Purchased with the Cash
Proceeds from Securities Lending	12,919,708	—	—	12,919,708
Total Investments in Securities	$78,081,801	$—	$—	$78,081,801

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 91.35%	Shares	Value
	Administrative and Support Services - 3.24%
ACM	Aecom Technology Corp.*	15,000	$425,550
TRIT	Tri-Tech Holding Inc.*	30,000	453,300
			878,850
	Building Supplies - 8.87%
SOLK GA	Corinth Pipeworks SA*	100,000	182,339
GEBN VX	Geberit AG	6,108	1,093,114
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	61,466
NWPX	Northwest Pipe Company*^	30,000	655,500
PAP TB	Pacific Pipe Public Company Limited	2,286,500	108,190
SPIP SP	Sinopipe Holdings Limited*	2,000,000	307,373
			2,407,982
	Chemical Manufacturing - 2.18%
NLC	Nalco Holding Co.	20,000	486,600
YARIY	Yara International ASA - ADR^	2,400	104,400
			591,000
	Heavy and Civil Engineering Construction - 1.49%
PUR CN	Pure Technologies Ltd.*	20,000	88,613
STRL	Sterling Construction Company, Inc.*	20,000	314,400
			403,013
	Funds, Trusts, and Other Financial Vehicles - 0.95%
SLV	iShares Silver Trust*^	15,000	257,100

	Machinery Manufacturing - 16.53%
ARF-U CN	Armtec Infrastructure Income Fund	30,000	633,880
CVVT	China Valves Technology, Inc.*^	48,300	628,383
DGW	Duoyuan Global Water Inc. - ADR*^	15,800	438,766
ERII	Energy Recovery Inc.*^	53,000	333,900
ESE	ESCO Technologies, Inc.	20,000	636,200
FLOW	Flow International Corporation*	40,000	120,400
LNN	Lindsay Corporation^	23,000	952,430
HEAT	SmartHeat, Inc.*^	40,000	429,600
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. - Class H*	1,826,000	312,790
			4,486,349
	Management of Companies and Enterprises - 1.07%
HEK	Heckmann Corporation*^	50,300	291,740

	Merchant Wholesalers, Nondurable Goods - 1.78%
HWKN	Hawkins, Inc.^	20,000	484,000

	Petroleum and Coal Products Manufacturing - 4.63%
AMN	Ameron International Corporation	20,000	1,257,800

	Professional, Scientific, and Technical Services - 12.75%
ARCAD NA	Arcadis N.V.	15,000	317,270
ITRI	Itron, Inc.*^	10,000	725,700
RINO	RINO International Corporation*^	10,000	237,300
TTEK	Tetra Tech, Inc.*	30,000	691,200
URS	URS Corp.*	30,000	1,488,300
			3,459,770
	Utilities - 37.86%
ACE IM	ACEA S.P.A.	50,000	507,510
AWR	American States Water Company^	6,200	215,140
AWK	American Water Works Co., Inc.	15,000	326,400
WTR	Aqua America, Inc.^	16,700	293,419
ARTNA	Artesian Resources Corp. - Class A	20,610	363,972
AENV SP	Asia Environment Holdings Limited*	610,000	98,110
BRC-U CN	Brookfield Renewable Power Fund	20,000	413,528
CDZI	Cadiz Inc.*^	28,384	362,464
HOO	Cascal N.V.	50,000	364,500
1038 HK	Cheung Kong Infrastructure Holdings Limited	75,000	290,273
CHC	China Hydroelectric Corporation - ADS*^	50,000	462,500
CTWS	Connecticut Water Service, Inc.^	21,206	493,464
CWCO	Consolidated Water Co., Ltd.^	34,853	473,304
EDE	The Empire District Electric Co.^	20,000	360,400
GSZ FP	GDF Suez	6,205	239,674
270 HK	Guangdong Investment Limited	1,000,000	540,941
MWC PM	Manila Water Company	1,050,000	365,955
MSEX	Middlesex Water Co.	30,000	511,500
NWG LN	Northumbrian Water Group Plc	90,200	387,502
PNHL MK	Puncak Niaga Holdings Berhad*	73,780	14,589
SVT LN	Severn Trent plc	30,000	544,022
SINO SP	Sinomem Technology Limited*	850,000	328,103
SJW	SJW Corp.	20,000	508,400
SEV FP	Suez Environnement Co.	10,000	230,152
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	10,000	57,268
UU/ LN	United Utilities Group PLC	55,000	466,554
VE	Veolia Environnement - ADR^	19,500	674,115
YORW	York Water Company^	27,611	379,651
			10,273,410
	TOTAL COMMON STOCKS (cost $24,530,676)		24,791,014

	PREFERRED STOCKS - 1.53%
	Utilities - 1.53%
CIG	Companhia Energetica de Minas Gerais - ADR	25,000	416,000

	TOTAL PREFERRED STOCKS (cost $416,443 )		416,000

	WARRANTS - 0.13%
	Utilities - 0.13%
G2112E14	China Hydroelectric Corporation
	Expiration Date: 1/25/2014
	Exercise Price: $15.00	40,000	35,200
	TOTAL WARRANTS (cost $48,000)		35,200

	SHORT-TERM INVESTMENTS - 6.03%
	Money Market Funds - 6.03%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	1,161,893	1,161,893
FAIXX	First American Prime Obligations Fund - Class Y, 0.00%b	51,844	51,844
FFCXX	First American Tax Free Obligations Fund - Class Y, 0.00%b	423,393	423,393
	TOTAL SHORT-TERM INVESTMENTS (cost $1,637,130)		1,637,130

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 25.57%
	Investment Companies - 25.57%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.24%b	6,939,518	6,939,518
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $6,939,518)		6,939,518

	TOTAL INVESTMENTS - 124.61%
	(cost $33,571,767)(a)		$33,818,862

Percentages are stated as a percent of net assets.

^	- This security or a portion of this security was out on loan at March 31, 2010. Total loaned securities had a market value of
$6,536,357 at March 31, 2010.
*	- Non-income producing security.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.
ADR	- American Depository Receipt.
ADS	- American Depository Share.

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 33,692,667
	Gross unrealized appreciation		2,681,410
	Gross unrealized depreciation		(2,555,215)
	Net unrealized appreciation	$ 126,195

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,791,014	$—	—	$24,791,014
Preferred Stocks	416,000		—	416,000
Warrants	—	35,200	—	35,200
Short-Term Investments	1,637,130	—	—	1,637,130
Investments Purchased with the Cash
Proceeds from Securities Lending	6,939,518	—	—	6,939,518
Total Investments in Securities	$33,783,662	$35,200	$—	$33,818,862

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	COMMON STOCKS - 3.09%	Shares	Value
	Oil and Gas Extraction - 1.00%
SU	Suncor Energy, Inc.^	500	$16,270

	Power Generations - 1.17%
CPN	Calpine Corporation*^	1,600	19,024

	Primary Metal Manufacturing - 0.28%
CMC	Commercial Metals Company^	300	4,518

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.18%
GFIG	GFI Group, Inc.^	500	2,890

	Utilities - 0.46%
MIR	Mirant Corporation*^	700	7,602
	TOTAL COMMON STOCKS (cost $50,273 )		50,304

		Principal
	CONVERTIBLE BONDS - 24.74%	Amount
	Computer and Electronic Product Manufacturing - 6.50%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035^	$100,000	105,750
	Funds, Trusts, and Other Financial Vehicles - 12.29%
10112RAK0	Boston Properties LP
	2.875%, 02/15/2037^	100,000	100,125
939653AK7	Washington Real Estate Investment Trust
	3.875%, 09/15/2026^	100,000	99,625
			199,750
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.95%
631103AA6	The Nasdaq OMX Group
	2.500%, 08/15/2013^	100,000	96,750
	TOTAL CONVERTIBLE BONDS (cost $370,420 )		402,250

	CORPORATE BONDS - 52.30%
	Administrative and Support Services - 6.30%
22025YAJ9	Corrections Corp. of America
	6.750%, 01/31/2014^	100,000	102,375
	Ambulatory Health Care Services - 6.84%
23918KAE8	Davita, Inc.
	6.625%, 03/15/2013^	110,000	111,237
	Mining (except Oil and Gas) - 12.89%
20854PAB5	CONSOL Energy, Inc.
	7.875%, 03/01/2012^	100,000	108,000
704549AC8	Peabody Energy Corp.
	6.875%, 03/15/2013^	100,000	101,625
			209,625
	Performing Arts, Spectator Sports, and Related Industries - 6.08%
707569AL3	Penn National Gaming, Inc.
	6.750%, 03/01/2015^	100,000	98,875
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.57%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015^	117,000	122,981
	Telecommunications - 6.41%
27876GAQ1	Echostar DBS Corp.
	6.375%, 10/01/2011^	100,000	104,250
	Utilities - 6.21%
629377AT9	Nrg Energy, Inc.
	7.250%, 02/01/2014^	100,000	101,000
	TOTAL CORPORATE BONDS (cost $839,150 )		850,343

	CALL OPTIONS PURCHASED - 0.00%	Contracts
	Computer and Electronics Product Manufacturing - 0.00%
OOY 110122P00025000	L-3 Communications Holdings, Inc.^
	Expiration Date: January 2011, Exercise Price: $25.00	18	45
	TOTAL CALL OPTIONS PURCHASED (cost $1,224)		45

	SHORT-TERM INVESTMENTS - 4.78%	Shares
	Money Market Funds - 4.78%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%^b	50,218	50,218
FAIXX	First American Prime Obligations Fund - Class Y, 0.00%^b	27,547	27,547
	TOTAL SHORT-TERM INVESTMENTS (cost $77,765)		77,765

	TOTAL INVESTMENTS - 84.91%		$1,380,707
	(cost $1,338,832)(a)

Percentages are stated as a percent of net assets.

^	- All or a portion of the shares have been commited as collateral for written option contracts.
*	- Non-income producing security.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2010.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - March 31, 2010 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Amusement, Gambling, and Recreation Industries
VDS 110122P00030000	The Walt Disney Co.
	Expiration: January 2011, Exercise Price: $30.00	3	$426

	Asset Management
BAM 100918P00022500	Brookfield Asset Management - Class A
	Expiration: September 2010, Exercise Price: $22.50	3	225
BAM 100619P00022500	Brookfield Asset Management - Class A
	Expiration: June 2010, Exercise Price: $22.50	3	83
BEN 100417P00097000	Franklin Resources, Inc.
	Expiration: April 2010, Exercise Price: $97.00	1	10
QGW 100619P00012500	U.S. Global Investors, Inc. - Class A
	Expiration: June 2010, Exercise Price: $12.50	6	1,710
			2,028
	Beverage and Tobacco Product Manufacturing
VPM 110122P00020000	Altria Group, Inc.
	Expiration: January 2011, Exercise Price: $20.00	4	616
PFY 100918P00048000	Philip Morris International, Inc.
	Expiration: September 2010, Exercise Price: $48.00	2	330
			946
	Beverages
DEO 100417P00060000	Diageo plc - ADR
	Expiration: April 2010, Exercise Price: $60.00	2	10
XND 110122P00065000	Diageo plc - ADR
	Expiration: January 2011, Exercise Price: $65.00	2	880
			890
	Chemical Manufacturing
ZBK 110122P00030000	Cameco Corporation
	Expiration: January 2011, Exercise Price: $30.00	2	980
IAQ 100417P00055000	Sigma-Aldrich Corp.
	Expiration: April 2010, Exercise Price: $55.00	2	310
IAQ 100717P00050000	Sigma-Aldrich Corp.
	Expiration: July 2010, Exercise Price: $50.00	3	375
			1,665
	Clothing and Clothing Accessories Stores
VFF 110122P00030000	Tiffany & Co.
	Expiration: January 2011, Exercise Price: $30.00	2	140
VFF 110122P00040000	Tiffany & Co.
	Expiration: January 2011, Exercise Price: $40.00	2	490
			630
	Couriers and Messengers
UPS 100417P00055000	United Parcel Service - Class B
	Expiration: April 2010, Exercise Price: $55.00	1	2
OPS 110122P00055000	United Parcel Service - Class B
	Expiration: January 2011, Exercise Price: $55.00	2	424
			426
	Credit Intermediation and Related Activities
VAX 110122P00040000	American Express Company
	Expiration: January 2011, Exercise Price: $40.00	2	824
OUY 110122P00025000	The Bank of New York Mellon Corp.
	Expiration: January 2011, Exercise Price: $25.00	4	486
XRF 110122P00012500	Discover Financial Services
	Expiration: January 2011, Exercise Price: $12.50	2	210
VWF 110122P00025000	Wells Fargo & Company
	Expiration: January 2011, Exercise Price: $25.00	3	426
ZZH 110122P00017500	The Western Union Company
	Expiration: January 2011, Exercise Price: $17.50	4	840
			2,786
	Defense
CAI 100918P00047500	CACI International, Inc. - Class A
	Expiration: September 2010, Exercise Price: $47.50	3	750

	Depository Credit Intermediation
HDB 100417P00110000	HDFC Bank Ltd. - ADR
	Expiration: April 2010, Exercise Price: $110.00	1	12
VCD 110122P00030000	ICIC Bank Ltd. - ADR
	Expiration: January 2011, Exercise Price: $30.00	2	355
VCD 110122P00035000	ICIC Bank Ltd. - ADR
	Expiration: January 2011, Exercise Price: $35.00	2	640
			1,007
	Chemical Manufacturing
NRQ 100417P00050000	Northern Trust Corp.
	Expiration: April 2010, Exercise Price: $50.00	1	10
XGP 110122P00050000	Northern Trust Corp.
	Expiration: January 2011, Exercise Price: $50.00	2	620
XGP 110122P00055000	Northern Trust Corp.
	Expiration: January 2011, Exercise Price: $55.00	2	1,030
OLD 110122P00045000	State Street Corporation
	Expiration: January 2011, Exercise Price: $45.00	3	1,560
			3,220
	Equity Fund
UTH 100522P00090000	Utilities HOLDRs Trust
	Expiration: May 2010, Exercise Price: $90.00	2	170
UTH 100821P00090000	Utilities HOLDRs Trust
	Expiration: August 2010, Exercise Price: $90.00	5	1,412
			1,582
	Fabricated Metal Product Manufacturing
ZXN 110122P00015000	Commercial Metals Company
	Expiration: January 2011, Exercise Price: $15.00	8	2,000
FO 100918P00040000	Fortune Brands, Inc.
	Expiration: September 2010, Exercise Price: $40.00	2	175
FO 100918P00045000	Fortune Brands, Inc.
	Expiration: September 2010, Exercise Price: $45.00	3	585
			2,760
	Food Manufacturing
VEF 110122P00025000	Archer-Daniels-Midland Company
	Expiration: January 2011, Exercise Price: $25.00	4	580
UN 100821P00030000	Unilever NV
	Expiration: August 2010, Exercise Price: $30.00	4	710
			1,290
	Gaming
VEG 110122P00060000	Wynn Resorts Limited
	Expiration: January 2011, Exercise Price: $60.00	1	563

	Holding Company
OYD 110122P00020000	Leucadia National Corporation
	Expiration: January 2011, Exercise Price: $20.00	2	190

	Insurance Carriers and Related Activities
OOE 110122P00070000	China Life Insurance Co., Limited - ADR
	Expiration: January 2011, Exercise Price: $70.00	1	645

	Leather and Allied Product Manufacturing
VZF 110122P00025000	Coach, Inc.
	Expiration: January 2011, Exercise Price: $25.00	1	55

	Mining (except Oil and Gas)
FHZ 100522P00075000	Freeport-McMoRan Copper & Gold Inc.
	Expiration: May 2010, Exercise Price: $75.00	1	180
OBQ 110122P00080000	Freeport - McMoran Copper & Gold, Inc.
	Expiration: January 2011, Exercise Price: $80.00	3	3,015
NEM 100619P00043000	Newmont Mining Corporation
	Expiration: June 2010, Exercise Price: $43.00	1	57
VIE 110122P00042500	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $42.50	2	547
VIE 110122P00045000	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $45.00	2	710
			4,509
	Miscellaneous Manufacturing
BDX 100918P00075000	Becton, Dickinson and Company
	Expiration: September 2010, Exercise Price: $75.00	2	540
VGG 110122P00015000	International Game Technology
	Expiration: January 2011, Exercise Price: $15.00	3	300
			840
	Oil & Gas & Consumable Fuels
ZPJ 110122P00080000	China Petroleum & Chemical Corp. - ADR
	Expiration: January 2011, Exercise Price: $80.00	1	895

	Oil and Gas Extraction
OKR 110122P00065000	Canadian Natural Resources Ltd.
	Expiration: January 2011, Exercise Price: $65.00	7	3,185
CEO 100918P00160000	CNOOC Limited - ADR
	Expiration: September 2010, Exercise Price: $160.00	3	4,035
ZBM 110122P00030000	EnCana Corporation
	Expiration: January 2011, Exercise Price: $30.00	2	660
IMO 100522P00035000	Imperial Oil Ltd.
	Expiration: May 2010, Exercise Price: $35.00	2	55
IMO 100821P00035000	Imperial Oil Ltd.
	Expiration: August 2010, Exercise Price: $35.00	2	215
NXY 100918P00020000	Nexen Inc.
	Expiration: September 2010, Exercise Price: $20.00	4	250
NXY 100918P00022500	Nexen Inc.
	Expiration: September 2010, Exercise Price: $22.50	4	500
PMJ 100417P00049000	Petroleo Brasileiro S.A.
	Expiration: April 2010, Exercise Price: $49.00	2	950
STO 100417P00022500	StatoilHydro ASA - ADR
	Expiration: April 2010, Exercise Price: $22.50	2	40
STO 101016P00022500	StatoilHydro ASA - ADR
	Expiration: October 2010, Exercise Price: $22.50	2	415
ZDT 110122P00055000	StatoilHydro ASA - ADR
	Expiration: January 2011, Exercise Price: $55.00	2	950
			11,255
	Professional, Scientific, and Technical Services
OLJ 110122P00037500	Automatic Data Processing, Inc.
	Expiration: January 2011, Exercise Price: $37.50	1	108
OLJ 110122P00040000	Automatic Data Processing, Inc.
	Expiration: January 2011, Exercise Price: $40.00	2	335
CRL 100821P00035000	Charles River Laboratories International, Inc.
	Expiration: August 2010, Exercise Price: $35.00	4	530
OWC 110122P00025000	Moody's Corporation
	Expiration: January 2011, Exercise Price: $25.00	1	193
			1,166
	Publishing Industries (except Internet)
VMP 110122P00025000	The McGraw-Hill Companies, Inc.
	Expiration: January 2011, Exercise Price: $25.00	2	145

	Rail Transportation
CP 100918P00045000	Canadian Pacific Railway Limited
	Expiration: September 2010, Exercise Price: $45.00	2	190
CP 100918P00050000	Canadian Pacific Railway Limited
	Expiration: September 2010, Exercise Price: $50.00	3	555
OBC 110122P00045000	CSX Corp.
	Expiration: January 2011, Exercise Price: $45.00	3	975
OGO 110122P00045000	Norfolk Southern Coporation
	Expiration: January 2011, Exercise Price: $45.00	3	578
UNP 100522P00060000	Union Pacific Corporation
	Expiration: May 2010, Exercise Price: $60.00	2	50
			2,348
	Real Estate
PSA 100918P00080000	Public Storage
	Expiration: September 2010, Exercise Price: $80.00	1	242

	Real Estate Development
FVJ 110122P00025000	The St. Joe Company
	Expiration: January 2011, Exercise Price: $25.00	2	205

	Securities and Commodity Contracts Intermediation and Brokerage
VNB 110122P00070000	Affiliated Managers Group
	Expiration: January 2011, Exercise Price: $70.00	2	1,040

	Telecommunications
CHU 100417P00012500	China Unicom (Hong Kong) Limited - ADR
	Expiration: April 2010, Exercise Price: $12.50	2	260
CHU 100717P00012500	China Unicom (Hong Kong) Limited - ADR
	Expiration: July 2010, Exercise Price: $12.50	4	720
			980
	Transportation Equipment Manufacturing
VBO 110122P00045000	Boeing Co.
	Expiration: January 2011, Exercise Price: $45.00	1	95
VBO 110122P00050000	Boeing Co.
	Expiration: January 2011, Exercise Price: $50.00	1	150
VOJ 110122P00045000	Northrop Grumman Corporation
	Expiration: January 2011, Exercise Price: $45.00	1	57
OSK 100717P00035000	Oshkosh Corporation
	Expiration: July 2010, Exercise Price: $35.00	3	360
			662
	U.S. Equity Exchanges
XGV 110122P00020000	The Nasdaq OMX Group
	Expiration: January 2011, Exercise Price: $20.00	5	900

	Utilities
AYE 100417P00025000	Allegheny Energy, Inc.
	Expiration: April 2010, Exercise Price: $25.00	2	410
AYE 100717P00022500	Allegheny Energy, Inc.
	Expiration: July 2010, Exercise Price: $22.50	6	435
CIG 100918P00015000	Companhia Energetica de Minas Gerais - ADR
	Expiration: September 2010, Exercise Price: $15.00	9	810
GXP 100918P00017500	Great Plains Energy Incorporated
	Expiration: September 2010, Exercise Price: $17.50	5	350
HNP 100522P00025000	Huaneng Power International, Inc. - ADR
	Expiration: May 2010, Exercise Price: $25.00	3	876
HNP 100821P00022500	Huaneng Power International, Inc. - ADR
	Expiration: August 2010, Exercise Price: $22.50	3	562
OBD 110122P00025000	Nrg Energy, Inc.
	Expiration: January 2011, Exercise Price: $25.00	6	3,090
			6,533
	Warehousing and Storage
IRM 100417P00025000	Iron Mountain Incorporated
	Expiration: April 2010, Exercise Price: $25.00	2	10
IRM 100717P00022500	Iron Mountain Incorporated
	Expiration: July 2010, Exercise Price: $22.50	4	60
			70
	TOTAL PUT OPTIONS WRITTEN (premiums received $80,693)		$53,649

ADR	- American Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 1,341,100
	Gross unrealized appreciation		48,096
	Gross unrealized depreciation		(8,489)
	Net unrealized appreciation	$ 39,607

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual
	or annual report.

	Fair Valuation Accounting Standards at March 31, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,304	$—	$—	$50,304
Convertible Bonds	—	402,250	—	402,250
Corporate Bonds	—	850,343	—	850,343
Call Options Purchased	45	—	—	45
Short-Term Investments	77,765	—	—	77,765

Total Investments in Securities	$128,114	$1,252,593	$—	$1,380,707

Put Options Written	$(53,649)	$—	$—	$(53,649)

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2, as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2010

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2010:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Options	Investments*	$45
			Written option
Written Options		—	contracts, at value	53,649
Total		$45		$53,649

* Purchased options are included in investments with other long positions.

KINETICS MUTUAL FUNDS, INC. - FEEDER FUNDS
The Tactical Paradigm Fund
Portfolio of Investments - March 31, 2010 (Unaudited)

Identifier	OTHER INVESTMENTS - 87.67%	Shares	Value
	Other Investments - 87.67%
	Kinetics Paradigm Portfoliom	1	$919,669
	TOTAL OTHER INVESTMENTS (cost $890,084)		919,669

	CALL OPTIONS PURCHASED - 0.86%	Contracts
	Equity Fund - 0.86%
SPY 100619C00115000	SPDR S&P 500 ETF Trust
	Expiration: June 2010, Exercise Price: $115.00	29	8,990
	TOTAL CALL OPTIONS PURCHASED (cost $11,027)		8,990

	TOTAL INVESTMENTS - 88.53%		$928,659
	(cost $901,111)(a)

Percentages are stated as a percent of net assets.

m	- Please see the Paradigm Portfolio's Portfolio of Investments listed above for a detailed schedule of investments.
ETF	- Exchange Traded Fund.

KINETICS MUTUAL FUNDS, INC. - FEEDER FUNDS
The Tactical Paradigm Fund
Portfolio of Options Written - March 31, 2010 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Equity Fund
SPY 100619P00115000	SPDR S&P 500 ETF Trust
	Expiration: June 2010, Exercise Price: $115.00	29	13,746
	TOTAL PUT OPTIONS WRITTEN (premiums received $13,568)		$13,746

ETF	- Exchange Traded Fund.

	(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

	Cost of investments	$ 901,111
	Gross unrealized appreciation		29,585
	Gross unrealized depreciation		(2,037)
	Net unrealized appreciation	$ 27,548

	@ Because tax adjustments are calculated annually and since there were no tax adjustments for the previous fiscal year-end, which coincided with the Fund's
	inception date of December 31, 2009, the above table does not reflect any tax adjustments.

	Fair Valuation Accounting Standards at March 31, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Other Investments	$919,669	$—	$—	$919,669
Call Options Purchased	8,990	—	—	8,990
Total Investments in Securities	$928,659	$—	$—	$928,659

Put Options Written	$(13,746)	$—	$—	$(13,746)

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2010

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2010:
	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Options	Investments*	$8,990
			Written option
Written Options		—	contracts, at value	13,746
Total		$8,990		$13,746

* Purchased options are included in investments with other long positions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*    /s/ Peter B. Doyle
 Peter B. Doyle, President

Date    May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Peter B. Doyle
Peter B. Doyle, President

Date    May 25, 2010

By (Signature and Title)*    /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date    May 25, 2010

* Print the name and title of each signing officer under his or her signature.